Derivatives - Unamortised balance of derivatives valued using models with significant unobservable inputs (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Reconciliation of aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Unamortised balance at beginning of period	$ 73	$ 99	$ 86
Deferral on new transactions	106	55	90
Recognised in the income statement during the period	(87)	(76)	(78)
– amortisation	(51)	(44)	(36)
– subsequent to unobservable inputs becoming observable	(1)	3	(6)
– maturity, termination or offsetting derivative	(35)	(35)	(36)
Exchange differences	(3)	1	0
Other	0	(6)	1
Unamortised balance at end of period	$ 89	$ 73	$ 99